LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Weighted average remaining lease term	1 year 10 months 28 days	11 months 8 days
Weighted average discount rate	4.75%	4.75%
Lease cost	$ 442,119	$ 499,481
Amortization of operating lease right-of-use assets	425,882	469,066
Interest on lease liabilities	$ 11,666	$ 30,414